Announcements (Details)	Mar. 29, 2019
AngloGold Ashanti Australia Limited
Disclosure of associates [line items]
Ownership in development of Boston Shaker Underground Project (as a percentage)	70.00%
Independence Group NL
Disclosure of associates [line items]
Ownership in development of Boston Shaker Underground Project (as a percentage)	30.00%